Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information
Entity Registrant Name	OneConnect Financial Technology Co., Ltd.
Entity Central Index Key	0001780531
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39147
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	55F, Ping An Financial Center
Entity Address, Address Line Two	No. 5033 Yitian RoadFutian District
Entity Address, City or Town	Shenzhen, Guangdong
Entity Address, Country	CN
Title of 12(b) Security	American depositary shares
Trading Symbol	OCFT
Security Exchange Name	NYSE
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	1,169,980,661
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian
Auditor Firm ID	1424
Auditor Location	Shenzhen, the People’s Republic of China
Business Contact [Member]
Document and Entity Information
Contact Personnel Name	Mr. Yongtao Luo
Contact Personnel Email Address	OCFT_IR@ocft.com
Entity Address, Address Line One	55F, Ping An Financial Center
Entity Address, Address Line Two	No. 5033 Yitian RoadFutian District
Entity Address, City or Town	Shenzhen. Guangdong
Entity Address, Country	CN
City Area Code	852
Local Phone Number	3757 9718